RULE 497 DOCUMENT

On behalf of PowerShares Fundamental Pure Large Core Portfolio (formerly PowerShares Dynamic Large Cap Portfolio), PowerShares Fundamental Pure Mid Core Portfolio (formerly PowerShares Dynamic Mid Cap Portfolio), PowerShares Fundamental Pure Mid Growth Portfolio (formerly PowerShares Dynamic Mid Cap Growth Portfolio), PowerShares Fundamental Pure Mid Value Portfolio (formerly PowerShares Dynamic Mid Cap Value Portfolio), PowerShares Fundamental Pure Small Core Portfolio (formerly PowerShares Dynamic Small Cap Portfolio), PowerShares Fundamental Pure Small Growth Portfolio (formerly PowerShares Dynamic Small Cap Growth Portfolio) and PowerShares Fundamental Pure Small Value Portfolio (formerly PowerShares Dynamic Small Cap Value Portfolio) (the “Funds”), each a series of PowerShares Exchange-Traded Fund Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0001104659-11-035166), which is incorporated by reference into this Rule 497 Document.